SHARE CAPITAL, WARRANTS AND OPTIONS - Stock options activity (Details)	12 Months Ended
	Dec. 31, 2017 CAD ($) Option Y	Dec. 31, 2016 CAD ($) Option Y	Dec. 31, 2015 CAD ($) Option Y
Stock options activity
Outstanding at end of year | Option	20,720,500
Stock Option Plan
Stock options activity
Outstanding at beginning of year | Option	12,823,000	9,872,500	12,548,000
Issued | Option	9,137,500	6,058,000	1,350,000
Cancelled / Expired | Option	(1,240,000)	(3,107,500)	(2,876,500)
Exercised | Option			(1,149,000)
Outstanding at end of year | Option	20,720,500	12,823,000	9,872,500
Weighted Average Exercise Price, Outstanding at beginning of year | $	$ 0.30	$ 0.37	$ 0.31
Weighted Average Exercise Price, Issued | $	0.12	0.21	0.25
Weighted Average Exercise Price, Cancelled / Expired | $	0.24	0.34	0.11
Weighted Average Exercise Price, Exercised | $			0.10
Weighted Average Exercise Price, Outstanding at end of year | $	0.23	0.30	0.37
Expense from share-based payment transactions on grant of options | $	$ 504,000	278,000	232,000
Expense from share-based payment transactions on vesting of options | $		$ 31,000	$ 26,000
Option, expected dividend yield	0.00%	0.00%	0.00%
Expected life of options | Y	5	5	5
Options granted to consultant
Stock options activity
Issued | Option			200,000
Percentage of options vesting			25.00%
Period of time when options vest			3 months
Minimum | Stock Option Plan
Stock options activity
Expected share price volatility	66.60%	111.00%	157.90%
Option, risk-free interest rate	1.17%	0.68%	0.64%
Maximum | Stock Option Plan
Stock options activity
Percentage of issued and outstanding common stock that can be acquired by directors, officers, employees and consultants	10.00%
Term of options can be granted	10 years
Term of options granted	5 years	5 years	5 years
Expected share price volatility	100.60%	113.00%	170.50%
Option, risk-free interest rate	1.80%	0.79%	0.79%